 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending November 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
11/6/03	Shares of beneficial interest	17,000	6.7284	7.40	Merrill Lynch
11/10/03	Shares of beneficial interest	18,000	6.7099	7.39	Merrill Lynch
11/11/03	Shares of beneficial interest	8,300	6.6941	7.40	Merrill Lynch
11/12/03	Shares of beneficial interest	4,500	6.7089	7.39	Merrill Lynch
11/13/03	Shares of beneficial interest	18,000	6.7	7.43	Merrill Lynch
11/13/03	Shares of beneficial interest	18,000	6.7	7.43	Merrill Lynch
11/14/03	Shares of beneficial interest	93,000	6.7	7.45	Merrill Lynch
11/17/03	Shares of beneficial interest	18,000	6.7	7.46	Merrill Lynch
11/17/03	Shares of beneficial interest	18,000	6.7	7.46	Merrill Lynch
11/18/03	Shares of beneficial interest	62,000	6.7	7.47	Merrill Lynch
11/18/03	Shares of beneficial interest	6,000	6.7	7.47	Merrill Lynch
11/19/03	Shares of beneficial interest	20,000	6.7	7.45	Merrill Lynch
11/19/03	Shares of beneficial interest	18,000	6.72	7.45	Merrill Lynch
11/20/03	Shares of beneficial interest	71,600	6.7	7.47	Merrill Lynch
11/20/03	Shares of beneficial interest	7,200	6.7	7.47	Merrill Lynch
11/21/03	Shares of beneficial interest	18,000	6.7	7.48	Merrill Lynch
11/24/03	Shares of beneficial interest	61,200	6.7	7.45	Merrill Lynch
11/24/03	Shares of beneficial interest	11,800	6.7	7.45	Merrill Lynch
11/25/03	Shares of beneficial interest	23,000	6.72	7.46	Merrill Lynch
11/26/03	Shares of beneficial interest	23,000	6.7372	7.45	Merrill Lynch
11/28/03	Shares of beneficial interest	23,000	6.7263	7.44	Merrill Lynch

Total Shares Repurchased: 557,600

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management